Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Active Portfolios® - Diversified Equity Income Fund	10/1/2013
Effective December 11, 2013 (the Effective Date), the Fund’s name will change to Active Portfolios® Multi-Manager Value Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Active Portfolios®- Diversified Equity Income Fund are deleted and replaced with Active Portfolios® Multi-Manager Value Fund. In addition, the following changes are hereby made to the Fund’s prospectus on the Effective Date:
On the Effective Date, the section of the Fund's prospectus entitled Investment Objective in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Active Portfolios® Multi-Manager Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund’s assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from
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executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Schroll	Portfolio Manager	Co-manager	2012
Paul Stocking	Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Portfolio Manager	Co-manager	March 2013
Subadviser: Dimensional Fund Advisors, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	December 2013
Jed Fogdall	Vice President and Senior Portfolio Manager of DFA	Co-manager	December 2013
Henry Gray	Vice President and Head of Global Equity Trading	Co-manager	December 2013
On the Effective Date, the first sentence in the section of the Fund's prospectus entitled Investment Objective in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Active Portfolios® Multi-Manager Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadviser from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically.
The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund. A portion of the Fund’s assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.

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Columbia Management
In pursuit of the Fund’s objectives, the Investment Manager chooses investments by applying quantitative screens to determine yield potential. The Investment Manager conducts fundamental research on securities and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include one or more of the following, as well as other, statistical measures:
■	Current yield;
■	Dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history;
■	Balance sheet strength;
■	Earnings per share and free cash flow sustainability;
■	Dividend payout ratio.
Preference is generally given to higher dividend-paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.
The Investment Manager monitors holding periods, tax qualification and transaction costs with regard to tax consequences.
Columbia Management may sell a security when the security’s price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
DFA
DFA’s stock selection process generally seeks to identify stocks of large U.S. companies that are determined to be “value” stocks at the time of purchase. DFA considers “value” stocks to be primarily those issued by companies with a high book value in relation to market value (a “high book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time.
DFA may sell some or all of its position in a security if the security no longer meets its criteria for purchase that are described above or, if requested by the Investment Manager, to provide liquidity for fund redemptions. Notwithstanding the foregoing, DFA retains discretion over the decision to sell any given security at any time.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
On the Effective Date, the section entitled "Principal Risks" in the "More Information About the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so

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might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (the risk that a counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.
The rest of the section remains the same.
On the Effective Date, the following subadviser disclosure is added under the caption “Primary Service Providers” in the “More Information About the Fund” section of the Fund’s prospectus:
Subadviser
DFA, which has served as Subadviser to the Fund since December 2013, is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. DFA, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
On the Effective Date, the information under the caption “Primary Service Providers – Portfolio Manager” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Schroll	Portfolio Manager	Co-manager	2012
Paul Stocking	Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Portfolio Manager	Co-manager	March 2013
Mr. Schroll joined the Investment Manager in 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and completed work toward an M.B.A. from the University of Minnesota.
Mr. Stocking joined the Investment Manager in 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from the University of Michigan and an M.B.A from the University of Chicago.
Mr. Ramos joined the Investment Manager in 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and an M.B.A. from the University of Minnesota.
Subadviser: Dimensional Fund Advisors, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Chi, CFA	Vice President and Senior Portfolio Manager of DFA	Co-manager	December 2013

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Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Vice President and Senior Portfolio Manager of DFA	Co-manager	December 2013
Henry Gray	Vice President and Head of Global Equity Trading	Co-manager	December 2013
Mr. Chi joined DFA in 2005. Mr. Chi began his investment career in 1995 and earned a B.S. and M.B.A. from the University of California Los Angeles and a J.D. from the University of Southern California.
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Gray joined DFA in 1995. Mr. Gray began his investment career in 1989 and earned an A.B. from Princeton University and an M.B.A. from the University of Chicago.
Effective on or about January 21, 2014, the first paragraph under the section "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superceded and replaced with the following:
The Fund’s assets primarily are invested in equity securities. The Fund may invest in companies that have market capitalizations of any size.
The rest of the section remains the same.
Effective on or about January 21, 2014, the  "Principal Investment Strategies" section in the "More Information About the Fund" section has been superceded and replaced with the following:
The Fund’s assets primarily are invested in equity securities. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadviser from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically.
The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund. A portion of the Fund’s assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.
Columbia Management
In pursuit of the Fund’s objectives, the Investment Manager chooses investments by applying quantitative screens to determine yield potential. The Investment Manager conducts fundamental research on securities and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include one or more of the following, as well as other, statistical measures:
■	Current yield;
■	Dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history;
■	Balance sheet strength;
■	Earnings per share and free cash flow sustainability;
■	Dividend payout ratio.
Preference is generally given to higher dividend-paying companies. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.
The Investment Manager monitors holding periods, tax qualification and transaction costs with regard to tax consequences.
Columbia Management may sell a security when the security’s price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

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DFA
DFA’s stock selection process generally seeks to identify stocks of large U.S. companies that are determined to be “value” stocks at the time of purchase. DFA considers “value” stocks to be primarily those issued by companies with a high book value in relation to market value (a “high book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time.
DFA may sell some or all of its position in a security if the security no longer meets its criteria for purchase that are described above or, if requested by the Investment Manager, to provide liquidity for fund redemptions. Notwithstanding the foregoing, DFA retains discretion over the decision to sell any given security at any time.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio do pay dividends. It is anticipated, therefore, that the Fund, will receive dividend income.
Effective on or about January 21, 2014, the "Principal Risks" section in the "Summary of the Fund" and the "More Information About the Fund" sections of the Fund's prospectus is hereby modified to remove the following risk:
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk (i.e., the risk of losses attributable to changes in interest rates).
Shareholders should retain this Supplement for future reference.

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